Financial Instruments and Related Risk Management - Summary of Available Debt Facilities (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Commercial paper outstanding, backstopped by the credit facility			$ 730	$ 389
Liquidity risk [member]
Disclosure of detailed information about borrowings [line items]
Credit facility	$ 3,250	$ 3,500
Commercial paper outstanding, backstopped by the credit facility			$ 730
Credit facility extended maturity date	May 31, 2021	May 31, 2020